December 15, 2003

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:     Nationwide Variable Account of
             Nationwide Life Insurance Company
             SEC File No.  333-80481
             CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 12 to the Registration Statement for the Company and the Variable Account which became effective December 12, 2003.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Variable Products Securities Counsel